Vessels, net	6 Months Ended
Jun. 30, 2017
Vessels, Drilling Units, Machinery and Equipment, net [Abstract]
Vessels, Drilling Units, Machinery and Equipment:
6. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	$95,550	$-	$95,550
Additions	424,181	(1,468)	422,713
Depreciation	-	(1,634)	(1,634)
Balance, June 30, 2017	$519,731	$(3,102)	$516,629

On September 9, 2015, the Company entered into sales agreements with entities controlled by Mr. George Economou, the Company's Chairman and Chief Executive officer, for the sale of the vessel owning companies of the Capesize vessels Fakarava, Rangiroa and Negonego,. On February 15, 2016, the Company announced that the sale of the vessel owning companies of its Capesize vessels, Fakarava, Rangiroa and Negonego to entities controlled by its Chairman and Chief Executive Officer Mr. George Economou had failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company concluded a new sales agreement with entities controlled by Mr. George Economou, for the sale of the shares of the vessel owning companies of its Capesize vessels (Fakarava, Rangiroa and Negonego) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the shares of the vessels' owning companies and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. As part of the transaction the Company also paid the amount of $12,060, being the difference between the purchase price and the outstanding balance of the respective debt facility, to the new owners. On March 31, 2016, the shares of the vessel owning companies were delivered to their new owners. In this respect, a charge of $23,018, was recognized and included in "Impairment loss, gain/loss from sale of vessel owning companies and other", in the accompanying unaudited interim condensed consolidated statement of operations for the three-month period ended March 31, 2016.
On August 22, 2016, the Company concluded a Memorandum of Agreement with an unaffiliated third-party, to sell its Panamax vessel, Coronado, for a gross price of $4,250. The vessel was delivered to its new owner on September 9, 2016.
On September 16, 2016, the Company entered into a sale agreement with an entity controlled by Mr. George Economou, the Company's Chairman and Chief Executive officer, for the sale of the shares of the owning company of the Panamax vessel Oregon, including the associated bank debt, for a gross price of $4,675. As part of the transaction the Company also paid the amount of $7,825 to the new owners, being the difference between the purchase price and the outstanding balance of the respective debt facility. The Company drew down the respective amount under its Revolving Credit Facility (Note 3). The shares of the vessel owning company were delivered to the new owner on September 21, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, the above sale constitutes a common control transaction. In this respect, a gain of $281, was recognized and included in "Additional paid in capital", in the accompanying consolidated balance sheet as at December 31, 2016, in accordance with the relevant US GAAP guidance.

On September 27, 2016, October 5, 2016 and October 18, 2016, the Company also concluded Memoranda of Agreement with unaffiliated third-parties for the sale of its Panamax vessels, Ocean Crystal, Sonoma and Sorrento, respectively for gross prices of $3,720, $3,950 and $6,700, respectively. As a result of the concluded agreements, the Company revalued the respective vessels as of September 30, 2016, to their fair values with reference to their purchase prices. On November 7, 2016, November 15, 2016 and November 22, 2016, the vessels Ocean Crystal, Sonoma and Sorrento, respectively were delivered to their new owners.

On October 26, 2016, the Company entered into sales agreement with entities controlled by the Company's Chairman and Chief Executive Officer, Mr. George Economou, for the sale of the shares of the owning companies of three Panamax vessels the Amalfi, Galveston (the vessel Galveston was sold and delivered to its owners on November 30, 2015) and Samatan, along with the associated bank debt for an aggregate gross price of $15,000. As part of the transaction the Company also paid the amount of $58,619, being the difference between the purchase price and the outstanding balance of the respective debt facility, to the new owners. The Company drew down the respective amount under its New Revolving Facility (Note 3). The shares of the vessel owning companies were delivered to the new owners on October 31, 2016. Due to the controlling interests of Mr. George Economou in the Company and the buyers, the above sales constitute a common control transaction. In this respect, an aggregate loss of $476, was recognized and included in "Additional paid in capital", in the accompanying consolidated balance sheet as at December 31, 2016, in accordance with the relevant US GAAP guidance.

During the six-month period ended June 30, 2016, a charge of $18,266 was also recognized as "Impairment loss, gain/loss from sale of vessel owning companies and other", due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell.

As of December 30, 2016, and due to the improved financial condition of the Company, the Board of Directors decided that the 13 drybulk vessels comprising the Company's drybulk fleet, previously classified as held for sale, were not going to be sold, effective December 31, 2016.  Therefore, the Company reclassified its drybulk fleet as held and used.

On January 19, 2017, the Company acquired the first VLGC, Anderida, pursuant to the exercise of the respective options as per the LPG Option Agreement (Note 3), which was under construction at the time of acquisition at HHI, for a purchase price of $83,500. The Company paid an amount of $21,850 of the total purchase price, by using part of the undrawn liquidity under the New Revolving Facility (Note 3). An amount of $6,500 of the total amount paid, representing the value of the time charter attached acquired, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The $61,650 balance of the purchase price for the VLGC was paid in installments until the vessel's delivery from HHI. The Company took delivery of the vessel on June 28, 2017.

On February 10, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one Aframax tanker under construction, Balla, for a purchase price of $44,500. The vessel was delivered on April 27, 2017.

On February 14, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Very Large Crude Carrier, Shiraga, for a purchase price of $57,000. The Company took delivery of this vessel on June 9, 2017.

On March 1, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Aframax tanker, Stamos, for a purchase price of $29,000.  The Company took delivery of this vessel on May 15, 2017.

On March 24, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one modern, second-hand Newcastlemax drybulk vessel, Marini, for a purchase price of $30,750. The Company took delivery of this vessel on May 2, 2017.

On March 31, 2017, the Company concluded three Memoranda of Agreement with unaffiliated third parties for the acquisition of three Kamsarmax drybulk vessels, two second hand, Matisse and Valadon, and one under construction, Kelly, for a total purchase price of $71,000. The vessels Valadon, Matisse and Kelly were delivered on May 17, 2017, June 1, 2017 and June 14, 2017, respectively.

On April 12, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Kamsarmax drybulk carrier, Nasaka, for a purchase price of $22,000. The Company took delivery of this vessel on May 10, 2017.

On April 27, 2017, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Kamsarmax drybulk vessel, Castellani, for a purchase price of $23,500. The Company took delivery of this vessel on June 6, 2017.

On May 15, 2017, the Company also entered into a purchase agreement with an entity affiliated with Mr. George Economou for the purchase of the shares of the owning company of the Suezmax newbuilding vessel Samsara, for a purchase price of $64,000. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer's option at a base rate plus profit share and the charterer was also granted purchase options at the end of each firm period. An amount of $440 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning company acquired over the purchase price paid, was classified in “Additional Paid-in Capital”, under the respective “Accounting for transactions under common control”. The Company took delivery of this vessel on May 19, 2017. (Note 3) The Company accounts the abovementioned lease as an operating lease since none of the capital lease criteria are met. In particular, with respect to the charterers purchase option the respective term does not meet the capital lease classification criterion of a bargain purchase on the grounds that the purchase option exercise is not considered probable as there is no period that the exercise price will be lower than the anticipated value of the vessel.

During the six-month period ended June 30, 2017, an amount of $4,306, relating to capitalized expenses and $685 relating to capitalized interest, are included in the “Vessels, net”,

As of June 30, 2017, the VLGC Anderida was pledged as collateral to secure the Company's long-term debt (Note 9).